Operating expenses - Schedule of Payroll Costs (Details) € in Thousands	6 Months Ended
	Jun. 30, 2025 EUR (€) employee	Jun. 30, 2024 EUR (€) employee
Analysis of income and expense [abstract]
Wages and salaries	€ (7,182)	€ (7,238)
Payroll taxes	(4,088)	(3,324)
Share-based payments	(2,161)	(1,940)
Retirement benefit obligations	(40)	(33)
Total payroll costs	€ (13,470)	€ (12,535)
Average headcount | employee	104	105
End-of-period headcount | employee	103	110